Vanguard Commodity Strategy Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Admiral Prospectus [Member] | Vanguard Commodity Strategy Fund | Admiral Shares
Prospectus [Line Items]
Annual Return [Percent]	18.02%	5.29%	(7.46%)	13.96%	35.23%	5.07%